ACCOUNTING CHANGES OR RECENT ACCOUNTING PRONOUNCEMENTS - Effect of ASC 606 on Condensed Consolidated Balance Sheet (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 29, 2018	Jun. 30, 2017	Jul. 01, 2016
Current Assets
Cash and cash equivalents	$ 288	$ 484	$ 487
Receivables	466	365
Contract assets	782	706
Inventories	411	392
Income taxes receivable	174	24
Other current assets	103	101
Total current assets	2,224	2,072
Non-current Assets
Property, plant and equipment	900	904
Goodwill	5,372	5,366	$ 5,352
Other intangible assets	989	1,104
Non-current deferred income taxes	119	424
Other non-current assets	247	242
Total non-current assets	7,627	8,040
Total assets	9,851	10,112
Current Liabilities
Short-term debt	78	80
Accounts payable	622	540
Advanced payments and unearned income	0	0
Contract liabilities	372	291
Compensation and benefits	142	140
Other accrued items	317	332
Income taxes payable	15	30
Current portion of long-term debt, net	304	554
Total current liabilities	1,850	1,967
Non-current Liabilities
Defined benefit plans	714	1,278
Long-term debt, net	3,408	3,396
Non-current deferred income taxes	79	34
Other long-term liabilities	522	534
Total non-current liabilities	4,723	5,242
Shareholders’ Equity:
Common stock	118	120
Other capital	1,714	1,741
Retained earnings	1,648	1,318
Accumulated other comprehensive loss	(202)	(276)
Total shareholders’ equity	3,278	2,903
Total liabilities and equity	9,851	10,112
Net income	699	543
As Previously Reported
Current Assets
Cash and cash equivalents	288	484
Receivables	735	623
Contract assets	0	0
Inventories	925	841
Income taxes receivable	174	24
Other current assets	101	101
Total current assets	2,223	2,073
Non-current Assets
Property, plant and equipment	900	904
Goodwill	5,372	5,366
Other intangible assets	989	1,104
Non-current deferred income taxes	116	409
Other non-current assets	239	234
Total non-current assets	7,616	8,017
Total assets	9,839	10,090
Current Liabilities
Short-term debt	78	80
Accounts payable	622	540
Advanced payments and unearned income	314	252
Contract liabilities	0	0
Compensation and benefits	142	140
Other accrued items	313	329
Income taxes payable	15	31
Current portion of long-term debt, net	304	554
Total current liabilities	1,788	1,926
Non-current Liabilities
Defined benefit plans	714	1,278
Long-term debt, net	3,408	3,396
Non-current deferred income taxes	90	34
Other long-term liabilities	517	528
Total non-current liabilities	4,729	5,236
Shareholders’ Equity:
Common stock	118	120
Other capital	1,714	1,741
Retained earnings	1,692	1,343
Accumulated other comprehensive loss	(202)	(276)
Total shareholders’ equity	3,322	2,928
Total liabilities and equity	9,839	10,090
Net income	718	553
Restatement Adjustment | Effect of Adopting ASC 606
Current Assets
Cash and cash equivalents	0	0
Receivables	(269)	(258)
Contract assets	782	706
Inventories	(514)	(449)
Income taxes receivable	0	0
Other current assets	2	0
Total current assets	1	(1)
Non-current Assets
Property, plant and equipment	0	0
Goodwill	0	0
Other intangible assets	0	0
Non-current deferred income taxes	3	15
Other non-current assets	8	8
Total non-current assets	11	23
Total assets	12	22
Current Liabilities
Short-term debt	0	0
Accounts payable	0	0
Advanced payments and unearned income	(314)	(252)
Contract liabilities	372	291
Compensation and benefits	0	0
Other accrued items	4	3
Income taxes payable	0	(1)
Current portion of long-term debt, net	0	0
Total current liabilities	62	41
Non-current Liabilities
Defined benefit plans	0	0
Long-term debt, net	0	0
Non-current deferred income taxes	(11)	0
Other long-term liabilities	5	6
Total non-current liabilities	(6)	6
Shareholders’ Equity:
Common stock	0	0
Other capital	0	0
Retained earnings	(44)	(25)
Accumulated other comprehensive loss	0	0
Total shareholders’ equity	(44)	(25)
Total liabilities and equity	12	22
Net income	$ (19)	$ (10)